Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	0	0
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series B Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	7,000,000	7,000,000
Preferred Stock, Shares Issued	0	6,585,153	6,585,153
Preferred Stock, Shares Outstanding	0	6,585,153	6,585,153
Series A Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	10,831,164	10,831,164
Preferred Stock, Shares Issued	0	10,831,164	10,831,164
Preferred Stock, Shares Outstanding	0	10,831,164	10,831,164
Common Class B
Par value of authorized shares	$ 0.0001	$ 0.0001	$ 0.0001
Shares authorized for issuance	75,000,000	75,000,000	65,000,000
Shares issued and outstanding	49,722,528	34,317,137	33,084,849
Common Stock, Shares, Outstanding	49,722,528	34,317,137	33,084,849
Common Class A
Par value of authorized shares	$ 0.0001	$ 0.0001	$ 0.0001
Shares authorized for issuance	750,000,000	75,000,000	0
Shares issued and outstanding	9,430,000	0	0
Common Stock, Shares, Outstanding	9,430,000	0	0